Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
16. Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under non-cancelable operating leases, ranging from two to thirty years. As of December 31, 2023 and December 31, 2022, the Company operated 42 and 30 aircraft, respectively, under non-cancelable operating leases ranging from two to six years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases which amounted to $12,689 and $13,778 for the years ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company negotiated the purchase of two aircraft under existing operating leases. Additionally, the Company entered into sale-leaseback transactions for ten aircraft during the same period and recognized an aggregate gain of $10,223 from the transactions. The sale-leaseback transactions qualified as a sale and the associated assets were removed from Property and equipment, net and recorded as Operating lease right-of-use assets on the Company’s consolidated balance sheets.
Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost:	$18,278	$12,986
Short-term lease cost	768	310
Total lease costs	$19,046	$13,296
The following table sets forth supplemental information about the leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
ROU assets obtained in exchange for new operating lease liabilities	$48,807	$21,853
Weighted-average remaining lease term – operating leases	8.52 years	10.16 years
Weighted-average discount rate – operating leases	6.54%	5.86%
The Company’s future lease payments under non-cancellable operating leases as of December 31, 2023 are as follows:

Fiscal Year	Amount
2024	$22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696
Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)
Present value of lease liabilities	$86,007
17. Leases
The Company’s lease arrangements generally pertain to real estate leases and aircraft. The Company leases real estate including hangars and office space under operating leases, ranging from two to thirty years. As of June 30, 2024 and December 31, 2023, the Company operated 32 and 42 aircraft, respectively, under operating leases ranging from two to six years for charter flight services. For the Company’s aircraft leases, in addition to the fixed lease payments for the use of the aircraft, the Company is also obligated to pay into aircraft engine reserve programs and additional variable costs which are expensed as incurred and are not included in the measurement of our leases. These payments amounted to $4,818 and $8,239 for the three and six months ended June 30, 2024, respectively, and $2,759 and $4,709 for the three and six months ended June 30, 2023 respectively. During the six months ended June 30, 2023, the Company entered into sale-leaseback transactions for two aircraft and recognized an aggregate gain of $501 from the transactions. The sale-leaseback transactions qualified as a sale and the associated assets were removed from Property and equipment, net and recorded as Operating lease right-of-use assets on the Company’s condensed consolidated balance sheets (unaudited).
Vehicle leases typically have month-to-month lease terms and are classified as short-term leases.
The following table sets forth information about the Company’s operating lease costs for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease cost	$5,189	$4,291	$10,787	$7,823
Short-term lease cost	403	113	727	223
Total lease costs	$5,592	$4,404	$11,514	$8,046
The following table sets forth supplemental cash flow information about the leases for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024	2023
ROU assets obtained in exchange for new operating lease liabilities	$3,571	$23,507
Supplemental balance sheet information related to the leases is as follows:

	June 30, 2024	December 31, 2023
Weighted-average remaining lease term – operating leases	9.20 years	8.52 years
Weighted-average discount rate – operating leases	6.63%	6.54%
The Company’s future lease payments under operating leases as of June 30, 2024 are as follows:

Fiscal Year	Amount
Remainder of 2024	$9,849
2025	18,099
2026	15,622
2027	10,444
2028	4,561
Thereafter	40,742
Total undiscounted cash flows	99,317
Less: Imputed interest	(30,079)
Present value of lease liabilities	$69,238